Segmented information (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Revenue percentage	77.00%	85.00%	82.00%	89.00%
One Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue from customer	$ 26.1	$ 7.7	$ 48.6	$ 19.3